Other Receivables	12 Months Ended
Dec. 31, 2022
Other Receivables [Abstract]
Other receivables

Note 7 – Other receivables

Other receivables consist of the following:

	December 31, 2022	December 31, 2021

Other receivables
Other receivables, disposal of revenue equipment	$-	$169,095
Others*	88,069	67,614
Vehicle rental in advance	1,111,290	427,716
Pay on behalf of third parties	1,388,820	875,619
Government grant	207,664	-
Total other receivables	$2,795,843	$1,540,044

Others primarily involve the employee’s statutory social insurance.